PROPERTY AND EQUIPMENT - Disclosure of Property and Equipment (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	$ 3,128,632	$ 2,553,702
Balance at end of period	4,109,459	3,128,632
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	3,607,497	2,673,629
Additions	1,463,296	972,019
Disposals		(38,151)
Transfers		0
Balance at end of period	5,070,793	3,607,497
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(478,865)	(119,927)
Charge for the year	482,469	383,577
Disposals		(24,639)
Balance at end of period	(961,334)	(478,865)
Motor Vehicle [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	28,337	55,029
Balance at end of period	34,492	28,337
Motor Vehicle [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	40,005	78,156
Additions	18,464	0
Disposals		(38,151)
Transfers		0
Balance at end of period	58,469	40,005
Motor Vehicle [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(11,668)	(23,127)
Charge for the year	12,309	13,180
Disposals		(24,639)
Balance at end of period	(23,977)	(11,668)
Furniture & Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	135,623	96,539
Balance at end of period	105,541	135,623
Furniture & Fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	179,246	110,932
Additions	5,498	68,314
Disposals		0
Transfers		0
Balance at end of period	184,744	179,246
Furniture & Fixtures [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(43,623)	(14,393)
Charge for the year	35,580	29,230
Disposals		0
Balance at end of period	(79,203)	(43,623)
Leasehold Improvement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,197,774	930,607
Balance at end of period	941,970	1,197,774
Leasehold Improvement [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,535,581	990,141
Additions	53,881	545,440
Disposals		0
Transfers		0
Balance at end of period	1,589,462	1,535,581
Leasehold Improvement [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(337,807)	(59,534)
Charge for the year	309,685	278,273
Disposals		0
Balance at end of period	(647,492)	(337,807)
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	63,554	44,581
Balance at end of period	59,743	63,554
Computer Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	98,557	63,621
Additions	17,199	34,936
Disposals		0
Transfers		0
Balance at end of period	115,756	98,557
Computer Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(35,003)	(19,040)
Charge for the year	21,010	15,963
Disposals		0
Balance at end of period	(56,013)	(35,003)
Research Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,703,344	32,735
Balance at end of period	1,997,914	1,703,344
Research Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,754,108	36,568
Additions	398,455	214,681
Disposals		0
Transfers		1,502,859
Balance at end of period	2,152,563	1,754,108
Research Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(50,764)	(3,833)
Charge for the year	103,885	46,931
Disposals		0
Balance at end of period	(154,649)	(50,764)
Capital Work in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	0	1,394,211
Balance at end of period	969,799	0
Capital Work in Progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	0	1,394,211
Additions	969,799	108,648
Disposals		0
Transfers		(1,502,859)
Balance at end of period	969,799	0
Capital Work in Progress [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	0	0
Charge for the year	0	0
Disposals		0
Balance at end of period	$ 0	$ 0